UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		11/15/2010
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Third quarter 2010

Form 13F Information Table Entry Total:  	58

Form 13F Information Table Value Total:  	$575,961
					 	(thousands)

List of Other Included Managers: 		NONE

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							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA ES INC		COM			005208103	$301		62,810		SH		SOLE	NONE	62,810
AGRIUM INC		COM			008916108	$19,497		260,000		SH		SOLE	NONE	260,000
ALPHA NATURAL RESOURCES	COM			02076X102	$25,717		624,946		SH		SOLE	NONE	624,946
AMERICAN TOWER CORP	CL A			029912201	$1,282		25,000		SH		SOLE	NONE	25,000
AQUA AMERICA INC	COM			03836W103	$2,060		101,000		SH		SOLE	NONE	101,000
BPZ RESOURCES INC	COM			055639108	$649		169,500		SH		SOLE	NONE	169,500
CF INDS HLDGS INC	COM			125269100	$75,751		793,200		SH		SOLE	NONE	793,200
CALGON CARBON CORP	COM			129603106	$435		30,000		SH		SOLE	NONE	30,000
CALPINE CORP		COM NEW			131347304	$747		60,000		SH		SOLE	NONE	60,000
CINEMARK HOLDINGS INC	COM			17243V102	$15,483		961,700		SH		SOLE	NONE	961,700
CONTINENTAL AIRLS INC	CL B			210795308	$21,021		846,246		SH		SOLE	NONE	846,246
CAMERON INTERNATIONAL	COM			13342B105	$29,776		693,100		SH		SOLE	NONE	693,100
CROWN CASTLE INTL CORP	COM			228227104	$13,956		316,100		SH		SOLE	NONE	316,100
D R HORTON INC		COM			23331A109	$9,912		891,400		SH		SOLE	NONE	891,400
DELCATH SYS INC		COM			24661P104	$396		55,000		SH		SOLE	NONE	55,000
DRAGONWAVE INC		COM			26144M103	$1,062		150,000		SH		SOLE	NONE	150,000
ENTERPRISE PRDS PARTNRS	COM			293792107	$1,984		50,000		SH		SOLE	NONE	50,000
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	$1,076		1,000,000	PRN		SOLE	NONE	1,000,000
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	$552		500,000		PRN		SOLE	NONE	500,000
FINISAR CORP		COM NEW			31787A507	$470		25,000		SH		SOLE	NONE	25,000
FINISAR			NOTE 2.500%10/1		31787AAF8	$1,980		2,000,000	PRN		SOLE	NONE	2,000,000
FLOTEK INDS INC DEL	COM			343389102	$1,415		1,025,000	SH		SOLE	NONE	1,025,000
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	$1,124		1,750,000	PRN		SOLE	NONE	1,750,000
FOSTER L B CO		COM			350060109	$178		6,160		SH		SOLE	NONE	6,160
GAFISA S A		SPONS ADR		362607301	$155		10,000		SH		SOLE	NONE	10,000
GOOGLE INC		CL A			38259P508	$176		335		SH		SOLE	NONE	335
HECKMANN CORP		COM			422680108	$390		100,000		SH		SOLE	NONE	100,000
KB HOME			COM			48666K109	$8,761		773,300		SH		SOLE	NONE	773,300
KODIAK OIL & GAS CORP	COM			50015Q100	$254		75,000		SH		SOLE	NONE	75,000
LENNAR CORP		CL A			526057104	$7,615		495,100		SH		SOLE	NONE	495,100
MARKET VECTORS ETF TR	BRAZL SMCP ETF		57060U613	$1,124		20,000		SH		SOLE	NONE	20,000
MICRON TECHNOLOGY INC	COM			595112103	$7,597		1,053,700	SH		SOLE	NONE	1,053,700
MICRON TECHNOLOGY INC	COM			595112103	$350		10,000		SH	CALL	SOLE	NONE	10,000
MOSAIC CO		COM			61945A107	$34,903		594,000		SH		SOLE	NONE	594,000
NATIONAL OILWELL VARCO	COM			637071101	$8,894		200,000		SH		SOLE	NONE	200,000
NEW YORK TIMES CO	CL A			650111107	$8,767		1,132,700	SH		SOLE	NONE	1,132,700
NEXTERA ENERGY INC	COM			65339F101	$71		1,300		SH		SOLE	NONE	1,300
NUANCE COMMUNICATIONS	COM			67020Y100	$42,685		2,729,210	SH		SOLE	NONE	2,729,210
PETROHAWK ENERGY CORP	COM			716495106	$1,130		70,000		SH		SOLE	NONE	70,000
POTASH CORP SASK INC	COM			73755L107	$23,709		164,600		SH		SOLE	NONE	164,600
PULTE GROUP INC		COM			745867101	$7,810		891,500		SH		SOLE	NONE	891,500
QUANTA SVCS INC		COM			74762E102	$32,491		1,702,857	SH		SOLE	NONE	1,702,857
QUANTA SVCS INC		COM			74762E102	$950		10,000		SH	CALL	SOLE	NONE	10,000
RANGE RES CORP		COM			75281A109	$1,525		40,000		SH		SOLE	NONE	40,000
REGAL ENTMT GROUP	CL A			758766109	$22,597		1,722,300	SH		SOLE	NONE	1,722,300
RYLAND GROUP INC	COM			783764103	$5,215		291,000		SH		SOLE	NONE	291,000
SBA COMMUNICATIONS CORP	COM			78388J106	$27,527		683,042		SH		SOLE	NONE	683,042
SPDR S&P MIDCAP 400 ETF	UTSER1 S&PDCRP		78467Y107	$248		1,700		SH		SOLE	NONE	1,700
SULPHCO INC		COM			865378103	$85		235,018		SH		SOLE	NONE	235,018
TECK RESOURCES LTD	CL B			878742204	$823		20,000		SH		SOLE	NONE	20,000
TESCO CORP		COM			88157K101	$691		57,416		SH		SOLE	NONE	57,416
TOLL BROTHERS INC	COM			889478103	$7,540		396,400		SH		SOLE	NONE	396,400
UNITED CONTINENTAL HDGS	COM			910047109	$47,559		2,010,100	SH		SOLE	NONE	2,010,100
VALE S A		ADR			91912E105	$1,876		60,000		SH		SOLE	NONE	60,000
VEECO INSTRS INC DEL	COM			922417100	$15,692		450,000		SH		SOLE	NONE	450,000
VENOCO INC		COM			92275P307	$589		30,000		SH		SOLE	NONE	30,000
WALTER ENERGY INC	COM			93317Q105	$27,935		343,641		SH		SOLE	NONE	343,641
WESTPORT INNOVATIONS	COM NEW			960908309	$1,408		80,000		SH		SOLE	NONE	80,000


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